Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 10,096	$ 24,571
Prepaid expenses and other current assets	198	255
Total current assets	10,294	24,826
Property and equipment, net	218	458
Restricted cash	311	311
Total assets	10,823	25,595
Current liabilities:
Accounts payable	1,129	1,203
Accrued expenses	3,002	4,882
Total current liabilities	4,131	6,085
Warrant liability		1,178
Other liabilities	65	387
Total liabilities	4,196	7,650
Commitments and contingencies (Note 8)
Series D Redeemable Convertible Preferred Stock, $0.01 par value, Designated, issued and outstanding - 1,124 shares; Redemption Amount $9,149 and Liquidation preference $9,338 at December 31, 2012	5,921	5,921
Non-redeemable Preferred Stock, Common Stock, and Other Stockholders' equity:
Common stock, $0.001 par value, Authorized - 140,000 and 70,000 shares at December 31, 2012 and 2011, respectively Issued and outstanding - 27,643 and 27,637 shares at December 31, 2012 and 2011, respectively	28	28
Additional paid-in capital	391,635	387,414
Accumulated deficit	(394,658)	(375,418)
Total stockholders' equity	706	12,024
Total liabilities, redeemable preferred stock and stockholders' equity	10,823	25,595
Series E Convertible Preferred Stock
Non-redeemable Preferred Stock, Common Stock, and Other Stockholders' equity:
Preferred stock, $0.01 par value	3,701
Total stockholders' equity	3,701
Series A Convertible Preferred Stock
Non-redeemable Preferred Stock, Common Stock, and Other Stockholders' equity:
Preferred stock, $0.01 par value